Goodwill and Other Intangible Assets (Details) - Schedule of estimated amortization expense relating to intangible assets $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
Remaining 6 months of 2021	$ 15,375
2022	30,162
2023	15,607
2024	11,725
2025 and thereafter	51,388
Total	$ 124,257